Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Summary of taxation charge	Taxation charge

	Note	2024 US$m	2023 US$m	2022 US$m
–Current		4,434	5,092	4,851
–Deferred	15	(393)	(1,260)	763
Total taxation charge		4,041	3,832	5,614

Summary of prima facie tax reconciliation	Prima facie tax reconciliation

	2024 US$m	2023 US$m	2022 US$m
Profit before taxation(a)	15,615	13,785	18,662
Prima facie tax payable at UK rate of 25.0% (2023: 23.5%; 2022: 19%)(b)	3,904	3,239	3,546
Higher rate of taxation of 30% on Australian earnings (2023: 30%; 2022: 30%)	613	835	1,550
Other tax rates applicable outside the UK and Australia	(303)	(2)	(17)
Tax effect of profit from equity accounted units, related impairments and expenses(a)	(210)	(159)	(109)
Impact of changes in tax rates	(15)	(173)	(11)
Resource depletion allowances	(10)	(11)	(40)
Recognition of previously unrecognised deferred tax assets(c)	(640)	(157)	(261)
Write-down of previously recognised deferred tax assets(d)	203	–	932
Utilisation of previously unrecognised deferred tax assets	(42)	(10)	(37)
Unrecognised current year operating losses(e)	185	567	212
Uncertain tax provision(f)	295	–	–
Deferred tax arising on internal sale of assets in Canadian operations(g)	–	(364)	–
Adjustments in respect of prior periods(h)	(13)	31	(222)
Other items(i)	74	36	71
Total taxation charge	4,041	3,832	5,614
(a)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(b)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporate tax rate to calculate the prima facie tax payable. Rio
Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporate tax rate on profit before tax is approximately 29% (2023: 31%;
2022: 29%).
(c)The recognition of previously unrecognised deferred tax assets in 2024 includes US$443 million in respect of Energy Resources of Australia (ERA) and relates to rehabilitation provisions which are tax deductible when paid in the future. In November 2024, our interest in ERA increased from 86.3% to 98.43% and Rio Tinto stated its intention to proceed with compulsory acquisition of the remaining shares during 2025. Tax deductions for rehabilitation payments made after completion of the compulsory acquisition process will be applied against taxable profits from other Australian operations, including our iron ore business. In 2023 and 2022, recognition of previously unrecognised deferred tax assets relates primarily to Oyu Tolgoi where reaching sustainable underground production has reduced the risk of tax losses expiring if not recovered against taxable profits within 8 years.
(d)In 2024, the write-down of previously recognised deferred tax assets primarily relates to our Australian aluminium business. In 2022, the write-down of previously recognised deferred tax assets relates to deferred tax assets of our US businesses following the introduction of a Corporate Alternative Minimum Tax (CAMT) regime.
(e)Unrecognised current year operating losses include tax losses around the Group, including increases in closure estimates in 2024 and 2023, for which no tax benefit is currently recognised due to uncertainty regarding whether suitable taxable profits will be earned in future to obtain value for the tax losses.
(f)The uncertain tax provision of US$295 million in 2024 represents amounts provided in relation to disputes with the Mongolian Tax Authority for which the timing of resolution and potential economic outflow are uncertain. Further information is included in the ‘Other relevant judgements - uncertain tax positions’ section of this note above.
(g)In 2023, the Canadian aluminium business completed an internal sale of assets which resulted in the utilisation of previously unrecognised capital losses and an uplift in the tax depreciable value of assets on which a deferred tax asset of US$364 million was recognised.
(h)In 2022, adjustments in respect of prior periods includes amounts related to the settlement of all tax disputes with the Australian Tax Office for the years 2010 to 2021.
(i)In 2024, “Other items” includes US$1 million current tax expense related to Pillar Two measures.

Summary of tax relating to components of other comprehensive income or loss

	2024 US$m	2023 US$m	2022 US$m
Tax (charge)/credit on fair value movements	(10)	1	21
Tax (charge)/credit on remeasurement gains/(losses) on pension and post-retirement healthcare plans	(22)	152	(123)
Deferred tax relating to components of other comprehensive income for the year (note 15)	(32)	153	(102)